Prospectus Supplement -- February 1, 2002*

AXP(R) European Equity Fund (December 28, 2001) S-6006-99 D (12/01) AXP(R) Global Balanced Fund (December 28, 2001) S-6352-99 H (12/01) AXP(R) Global Growth Fund (December 28, 2001) S-6334-99 U (12/01) AXP(R) International Fund (December 28, 2001) S-6140-99 W (12/01)

The "Investment Manager" section is revised as follows:

For AXP European Equity Fund:
The following paragraphs replace the paragraph on Gavin Corr:

Mark Burgess, co-portfolio manager of the Fund since February 2002, joined American Express Asset Management International Inc. (AEAMI) in August 2001 as Deputy Chief Investment Officer. He also serves as co-portfolio manager for World Growth Portfolio, AXP International Fund, AXP VP-International Fund and IDS Life Series-International Equity Portfolio. Prior to joining AEAMI, he was Global Chief Investment Officer for Colonial First State, Australia's largest fund manager, from 1998 to 2000, and Chief Investment Officer for Australia and Asia for the Colonial Group (Australia) from 1995 to 1998. Mark holds a Bachelor Degree of Commerce - Honors degree from Melbourne University, specializing in economics and accounting.

Richard Falle, co-portfolio manager of the Fund since February 2001, joined the American Express Asset Management European team in 1997. Richard has been in the industry for nine years. He began working as an investment analyst covering European Financial stocks at Merrill Lynch Investment Management in 1993. Richard graduated in 1991 with a B.Sc. in Economics from Bristol University.

For AXP Global Balanced Fund:
Effective February 1, 2002, Elizabeth X.Q. Tran is no longer managing the Fund.

For AXP Global Growth Fund:
Mark Burgess, co-portfolio manager of World Growth Portfolio since February 2002, joined American Express Asset Management International Inc. (AEAMI) in August 2001 as Deputy Chief Investment Officer. He also serves as co-portfolio manager for AXP European Equity Fund, AXP International Fund, AXP VP-International Fund and IDS Life Series-International Equity Portfolio. Prior to joining AEAMI, he was Global Chief Investment Officer for Colonial First State, Australia's largest fund manager, from 1998 to 2000, and Chief Investment Officer for Australia and Asia for the Colonial Group (Australia) from 1995 to 1998. Mark holds a Bachelor Degree of Commerce - Honors degree from Melbourne University, specializing in economics and accounting.



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For AXP International Fund:
The following paragraph replaces the paragraphs on Richard Leadem and Gavin
Corr:

Mark Burgess, co-portfolio manager of the Fund since February 2002, joined American Express Asset Management International Inc. (AEAMI) in August 2001 as Deputy Chief Investment Officer. He also serves as co-portfolio manager for World Growth Portfolio, AXP European Equity Fund, AXP VP-International Fund and IDS Life Series-International Equity Portfolio. Prior to joining AEAMI, he was Global Chief Investment Officer for Colonial First State, Australia's largest fund manager, from 1998 to 2000, and Chief Investment Officer for Australia and Asia for the Colonial Group (Australia) from 1995 to 1998. Mark holds a Bachelor Degree of Commerce - Honors degree from Melbourne University, specializing in economics and accounting.



S-6140-12A (2/02)
*Valid until next prospectus date

Destroy December 30, 2002